Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Charged By Our Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2019	2020	2021
Management fees	Management fees – related party	5,730,910	5,599,351	5,831,900
Brokerage commissions	Voyage expenses – related party	1,788,543	1,799,209	1,867,100
Superintendent fees	Vessels’ operating expenses – related party	104,000	38,000	117,000
Crew management fees	Vessels’ operating expenses – related party	862,500	912,500	948,750
Commissions - vessels sold	Net loss on sale of vessels	109,000	54,000	81,000
Commissions - vessel held for sale	Impairment loss	—	—	125,000
Executive compensation	General and administrative expenses	1,118,491	994,840	1,028,386
Rental expense	General and administrative expenses	87,192	90,121	97,726

		December 31,
	Location in balance sheet	2019	2020	2021
Commissions - vessels purchased	Vessels, net	—	435,000	289,347
Supervision fees	Advances for vessel under construction/Vessels, net	—	210,970	236,521